Long-Term Debt (Narrative I) (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Long-Term Debt - Schedule of Long - Term Debt (Table)

Facilities	December 31, 2023	December 31, 2022
Macquarie loan (a)	$66,000	$-
2027 Secured Notes (b)	284,375	336,875
E.SUN, MICB, Cathay, Taishin Credit Facility (c)	28,500	46,500
Sinopac Credit Facility (d)	8,220	9,900
HCOB, CACIB, ESUN, CTBC, Taishin Credit Facility (e)	73,283	100,000
Deutsche Credit Facility (f)	40,046	44,695
HCOB Credit Facility (g)	24,744	40,794
CACIB, Bank Sinopac, CTBC Credit Facility (h)	38,950	44,050
Chailease Credit Facility (i)	2,608	3,852
Syndicated Senior Secured Credit Facility (CACIB, ABN, First-Citizens & Trust Company, Siemens, CTBC, Bank Sinopac, Palatine) (j)	149,200	181,200
Total credit facilities	$715,926	$807,866
Sale and Leaseback Agreement CMBFL - $120,000 (k)	64,438	89,838
Sale and Leaseback Agreement CMBFL - $54,000 (l)	36,018	41,850
Sale and Leaseback Agreement - Neptune $14,735 (m)	6,796	9,971
Total Sale and Leaseback Agreements	$107,252	$141,659
Total borrowings	$823,178	$949,525
Less: Current portion of long-term debt	(164,888)	(155,424)
Less: Current portion of Sale and Leaseback Agreements (k,l,m)	(28,365)	(34,408)
Less: Deferred financing costs (t)	(10,750)	(15,136)
Non-current portion of Long-Term Debt	$619,175	$744,557